RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 27, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses
Related Party Transaction [Line Items]
Related party payable		$ 16	$ 18
Selling, general and administrative
Related Party Transaction [Line Items]
Related party expenses		110	65
Owner | Securities Exchange
Related Party Transaction [Line Items]
Reimbursement expenses incurred		11	66
Related party payable		$ 0	0
Family member of a Director | Consulting services
Related Party Transaction [Line Items]
Reimbursement expenses incurred			35
Related party payable			$ 0
Octopus share purchase
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	1,000,000
Sale of Stock, Price Per Share	$ 2.00